UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $313,097 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    20533   331553 SH       SOLE                   331553
AMERICAN TOWER CORP            CL A             029912201    15044   358187 SH       SOLE                   358187
BE AEROSPACE INC               COM              073302101     7412   179463 SH       SOLE                   179463
BEA SYS INC                    COM              073325102    14055  1026696 SH       SOLE                  1026696
CF INDS HLDGS INC              COM              125269100    10865   181409 SH       SOLE                   181409
CONSOL ENERGY INC              COM              20854P109     7608   165000 SH       SOLE                   165000
CROWN HOLDINGS INC             COM              228368106     8928   357563 SH       SOLE                   357563
DOMTAR CORP                    COM              257559104    11246  1007674 SH       SOLE                  1007674
DST SYS INC DEL                COM              233326107    18422   232567 SH       SOLE                   232567
E M C CORP MASS                COM              268648102     9774   540000 SH       SOLE                   540000
E TRADE FINANCIAL CORP         COM              269246104     7502   339590 SH       SOLE                   339590
EDDIE BAUER HLDGS INC          COM              071625107    13170  1021759 SH       SOLE                  1021759
EDO CORP                       COM              281347104    11459   348629 SH       SOLE                   348629
FIDELITY NATL INFORMATION SV   COM              31620M106    18998   350000 SH       SOLE                   350000
GOODYEAR TIRE & RUBR CO        COM              382550101    11975   344504 SH       SOLE                   344504
GRANITE CONSTR INC             COM              387328107     8297   129277 SH       SOLE                   129277
HORIZON LINES INC              COM              44044K101    13342   407272 SH       SOLE                   407272
KANSAS CITY SOUTHERN           COM NEW          485170302     9129   243171 SH       SOLE                   243171
KENNAMETAL INC                 COM              489170100    12655   154277 SH       SOLE                   154277
LEAP WIRELESS INTL INC         COM NEW          521863308     8969   106142 SH       SOLE                   106142
MARTIN MARIETTA MATLS INC      COM              573284106    14531    89688 SH       SOLE                    89688
NRG ENERGY INC                 COM NEW          629377508    11173   268764 SH       SOLE                   268764
QUALCOMM INC                   COM              747525103     7343   168957 SH       SOLE                   168957
SBA COMMUNICATIONS CORP        COM              78388J106    16341   486494 SH       SOLE                   486494
TD AMERITRADE HLDG CORP        COM              87236Y108    10483   524147 SH       SOLE                   524147
TITAN INTL INC ILL             COM              88830M102    13843   437945 SH       SOLE                   437945